Retrospective adjustments of goodwill (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Before adjustments
Retrospective adjustments of goodwill [Line Items]
Consideration received (cash)	₩ (75,480)
Fair value of identifiable net assets	(117,583)
Goodwill	42,103
Adjustments
Retrospective adjustments of goodwill [Line Items]
Consideration received (cash)	0
Fair value of identifiable net assets	13,904
Goodwill	(13,904)
After adjustments
Retrospective adjustments of goodwill [Line Items]
Consideration received (cash)	(75,480)
Fair value of identifiable net assets	(103,679)
Goodwill	₩ 28,199